Annual Fund Operating Expenses (Vanguard Structured Large-Cap Equity Fund Institutional)	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Shares 10/1/2013 - 9/30/2014	Vanguard Structured Large-Cap Equity Fund Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%	0.15%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.24%	0.17%